Schedule of cash and cash equivalents (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash in bank	€ 4,961,495	€ 2,530,549
Cash in short-term marketable securities	211,155	2,047,200
Cash in hand & prepaid cards	3,982	4,000
Total cash and cash equivalents	€ 5,176,632	€ 4,581,749